UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2,  Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

          Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 9/30/12

Item 1.  Schedule of Investments.

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
			Shares	Value
COMMON STOCKS - 20.4%
AEROSPACE/DEFENSE - 0.4%
Exelis Inc.			2,130	$ 22,024
L-3 Communications Holdings, Inc.			1,200	86,052
Triumph Group, Inc.			1,400	87,542
				195,618
AGRICULTURE - 0.2%
Philip Morris International, Inc. ^			848	76,269

APPAREL - 0.3%
Carter's, Inc. ^*			1,112	59,870
Coach, Inc.			1,230	68,905
Crocs, Inc. ^*			398	6,452
Oxford Industries, Inc. ^			146	8,242
				143,469
AUTO MANUFACTURERS - 0.5%
Ford Motor Co. ^			7,250	71,485
General Motors Co. ^*			5,000	113,750
Oshkosh Corp. ^*			2,000	54,860
Wabash National Corp. ^*			3,968	28,292
				268,387
AUTO PARTS & EQUIPMENT - 0.1%
American Axle & Manufacturing Holdings, Inc. ^*			4,000	45,080
Cooper-Standard Holding, Inc. ^*			290	10,875
				55,955
BANKS - 1.2%
Capital One Financial Corp. ^			2,500	142,525
Citigroup, Inc. ^			5,100	166,872
JPMorgan Chase & Co. ^			3,300	133,584
Morgan Stanley ^			7,000	117,180
Regions Financial Corp.			5,690	41,025
				601,186
BEVERAGES - 0.3%
Beam, Inc. ^			700	40,278
Embotelladora Andina SA			2,010	69,003
PepsiCo, Inc. ^			445	31,493
				140,774
BIOTECHNOLOGY - 0.3%
Amarin Corp. PLC - ADR ^*			3,505	44,075
Gilead Sciences, Inc. *			800	53,064
Life Technologies Corp. *			1,370	66,966
				164,105
BUILDING MATERIALS - 0.3%
Apogee Enterprises, Inc. ^			530	10,399
Lennox International, Inc. ^			353	17,071
Martin Marietta Materials, Inc. ^			950	78,727
Simpson Manufacturing Co., Inc.			2,300	65,826
				172,023
CHEMICALS - 0.4%
Air Products & Chemicals, Inc.			740	61,198
Huntsman Corp. ^			3,000	44,790
RPM International, Inc.			2,470	70,494
				176,482
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
COAL - 0.1%
SunCoke Energy, Inc. ^*			1,806	$ 29,113

COMMERCIAL SERVICES - 0.5%
Grand Canyon Education, Inc. ^*			779	18,330
Iron Mountain, Inc. ^			1,807	61,637
K12, Inc. ^*			1,121	22,644
Monster Worldwide, Inc. ^*			3,328	24,394
Quanta Services, Inc. ^*			2,322	57,353
United Rentals, Inc. ^*			205	6,706
Western Union Co.			3,550	64,681
				255,745
COMPUTERS - 1.5%
Apple Inc. ^			303	202,180
Cognizant Technology Solutions Corp. - Cl. A ^*			2,160	151,027
EMC Corp ^*			3,900	106,353
Fortinet, Inc. ^*			2,852	68,847
Mentor Graphics Corp. ^*			961	14,876
NetApp, Inc. ^*			3,000	98,640
Seagate Technology PLC ^			2,785	86,335
Teradata Corp. ^*			1,039	78,351
				806,609
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Ellie Mae, Inc. ^*			3,902	106,251
Ellington Financial LLC			9,285	211,884
				318,135
ELECTRIC - 0.1%
GDF Suez			2,500	56,000

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Hubbell, Inc.			760	61,362

ELECTRONICS - 0.4%
Analogic Corp. ^			460	35,958
FEI Co. ^			143	7,651
OSI Systems, Inc. ^*			573	44,602
Rofin-Sinar Technologies, Inc. ^*			271	5,347
TE Connectivity Ltd.			1,460	49,655
Thermo Fisher Scientific, Inc.			1,080	63,536
				206,749
ENGINEERING & CONSTRUCTION - 0.1%
Tutor Perini Corp. ^*			192	2,196

ENTERTAINMENT - 0.1%
Regal Entertainment Group - Cl. A ^			2,092	29,434

ENVIRONMENTAL CONTROL - 0.2%
Clean Harbors, Inc. ^*			811	39,617
Tetra Tech, Inc. ^*			2,674	70,219
				109,836
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
HEALTHCARE-PRODUCTS - 0.3%
Abaxis, Inc. ^*			958	$ 34,411
Conceptus, Inc. ^*			1,668	33,877
Guided Therapeutics, Inc. ^*			19,519	13,663
Patterson Cos, Inc.			1,950	66,768
				148,719
HEALTHCARE-SERVICES - 0.1%
Air Methods Corp. ^*			47	5,610

HOME BUILDERS - 0.2%
Brookfield Residential Properties, Inc. *			5,480	76,610

INSURANCE - 0.5%
Alleghany Corp. *			70	24,146
American International Group, Inc. ^*			4,198	137,652
Arthur J Gallagher & Co.			1,070	38,327
Assured Guaranty Ltd. ^			4,277	58,253
				258,378
INTERNET - 1.5%
Blucora, Inc. ^*			949	16,902
Equinix, Inc. ^*			563	116,006
F5 Networks, Inc. ^*			525	54,968
Google, Inc. - Cl. A ^*			168	126,756
LinkedIn Corp. - Cl. A ^*#			1,000	120,400
Liquidity Services, Inc. ^*			437	21,942
Move, Inc. ^*			6,300	54,306
SINA Corp.^*			1,700	109,956
Sourcefire, Inc. ^*			1,754	85,999
Yahoo!, Inc. ^*#			2,068	33,036
Yandex NV - Cl. A ^*			2,200	53,042
				793,313
LODGING - 0.4%
Home Inns & Hotels Management, Inc. - ADR ^*			4,300	106,640
Las Vegas Sands Corp. ^			1,500	69,555
				176,195
MACHINERY-DIVERSIFIED - 0.1%
Xylem, Inc.			2,590	65,139

MEDIA - 0.2%
News Corp. ^			691	16,950
Sirius XM Radio, Inc. ^*			39,329	102,255
				119,205
MINING - 0.4%
Compass Minerals International, Inc.			870	64,893
Freeport-McMoRan Copper & Gold, Inc.			1,600	63,328
MAG Silver Corp. ^*			5,768	70,254
				198,475
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
MISCELLANEOUS MANUFACTURING - 1.2%
Actuant Corp.			2,190	$ 62,678
Danaher Corp. ^			1,650	90,998
Dover Corp. ^			725	43,130
General Electric Co. ^			5,100	115,821
Ingersoll-Rand PLC ^			880	39,442
ITT Corp.			1,640	33,046
Pall Corp.			1,090	69,204
Pentair Ltd.			1,580	70,326
SPX Corp.			800	52,328
				576,973
MULTI-NATIONAL - 0.1%
Banco Latinoamericano de Comercio Exterior SA			1,760	38,878

OFFICE FURNISHINGS - 0.1%
Steelcase, Inc. ^			727	7,161

OIL & GAS - 2.3%
Approach Resources, Inc. ^*			3,995	120,369
BP PLC - ADR ^			1,119	47,401
Comstock Resources, Inc. ^*			3,300	60,654
Devon Energy Corp. ^			1,400	84,700
Energy XXI Bermuda Ltd. ^			962	33,622
EPL Oil & Gas, Inc. *			2,847	57,766
Exxon Mobil Corp. ^			2,105	192,502
HollyFrontier Corp. ^			2,750	113,493
Marathon Oil Corp. ^			1,925	56,922
PDC Energy, Inc. ^*			2,200	69,586
Pioneer Natural Resources Co. ^			550	57,420
Rex Energy Corp. ^*			4,700	62,745
Suncor Energy, Inc. ^			2,100	68,985
Whiting Petroleum Corp. *			1,620	76,756
WPX Energy, Inc. *			4,060	67,355
				1,170,276
OIL & GAS SERVICES - 0.2%
Geospace Technologies Corp. ^*			331	40,518
Weatherford International Ltd^*			6,750	85,590
				126,108
PACKAGING & CONTAINERS - 0.1%
Sealed Air Corp. ^			2,800	43,288

PHARMACEUTICALS - 0.3%
Pfizer, Inc. ^			2,036	50,595
Teva Pharmaceutical Industries Ltd. ^			2,000	82,820
				133,415
REAL ESTATE - 0.5%
Alexander & Baldwin, Inc. *			1,330	39,275
Brookfield Office Properties, Inc.			3,540	58,622
Cheung Kong Holdings Ltd.			3,920	56,762
Evoq Properties, Inc. ^*			4,068	12,204
Howard Hughes Corp*			980	69,629
				236,492

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
REITS - 0.4%
Chesapeake Lodging Trust ^			510	$ 10,134
Host Hotels & Resorts, Inc. ^			3,157	50,670
NorthStar Realty Finance Corp. ^			4,351	27,672
Plum Creek Timber Co., Inc.			1,530	67,075
Senior Housing Properties Trust			2,840	61,855
				217,406
RETAIL - 0.2%
Barnes & Noble, Inc. ^*			1,818	23,234
Stage Stores Inc. ^			1,488	31,337
Urban Outfitters, Inc. *			1,410	52,960
				107,531
SEMICONDUCTORS - 1.6%
Cabot Microelectronics Corp. ^			1,136	39,919
Cypress Semiconductor Corp. ^			6,190	66,357
Emulex Corp. ^*			3,877	27,953
Exar Corp. ^*			6,052	48,416
Integrated Device Technology, Inc. ^*			12,336	72,536
NVIDIA Corp. ^*			1,361	18,156
QUALCOMM, Inc. ^			3,353	209,529
Silicon Motion Technology Corp. - ADR ^*			3,212	47,473
Skyworks Solutions, Inc. ^*			4,242	99,963
Ultratech, Inc. ^*			3,835	120,342
Veeco Instruments, Inc. ^*			960	28,819
				779,463
SOFTWARE - 1.4%
CDC Corp. ^*			6,511	33,011
Citrix Systems, Inc. ^*			741	56,738
CommVault Systems, Inc. ^*			2,921	171,463
Electronic Arts, Inc. ^*			7,600	96,444
Glu Mobile, Inc. ^*			7,660	35,466
Microsoft Corp. ^			691	20,578
Nuance Communications, Inc. ^*			4,321	107,550
Red Hat, Inc. ^*			2,160	122,990
Trident Microsystems, Inc. ^*			64,398	25,437
VeriFone Systems, Inc. ^*			1,297	36,121
				705,798
TELECOMMUNICATIONS - 0.4%
Acme Packet, Inc. ^*			1,000	17,100
Aruba Networks, Inc. ^*			1,400	31,479
Cincinnati Bell, Inc. ^*			2,216	12,632
Cisco Systems, Inc. ^			5,500	104,995
KongZhong Corp. - ADR ^*			5,400	36,288
RF Micro Devices, Inc. ^*			5,030	19,869
				222,363
TOYS/GAMES/HOBBIES - 0.1%
JAKKS Pacific, Inc. ^			778	11,335

TRANSPORTATION - 0.1%
Matson, Inc.			1,330	27,810

TOTAL COMMON STOCKS ( Cost - $9,883,025)				10,115,388

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
MUTUAL FUNDS - 39.9%
ASSET ALLOCATION FUND - 27.4%
Altegris Macro Strategy Fund - Cl. I *			137,578	$ 1,316,625
Altegris Managed Futures Strategy Fund - Cl. I *			243,842	2,360,386
Direxion Indexed Managed Futures Strategy Fund - Institutional Class *			9,411	369,190
Forum Funds - Absolute Strategies Fund - Institutional Shares			224,783	2,528,808
Grant Park Managed Futures Strategy Fund - Cl. I *			131,880	1,279,232
Hatteras Alpha Hedged Strategies Fund - Institutional Class			238,379	2,541,121
IQ Alpha Hedge Strategy Fund - Institutional Class			240,991	2,530,403
Ivy Asset Strategy Fund - Cl. Y			26,652	677,217
				13,602,982
DEBT FUND - 2.3%
Hussman Strategic Total Return Fund			91,979	1,150,652

EQUITY FUND - 9.6%
Calamos Market Neutral Income Fund - Cl. I			107,108	1,355,989
Convergence Core Plus Fund - Institutional Class			60,870	851,566
Goldman Sachs Absolute Return Tracker Fund - Institutional Class			279,994	2,556,346
				4,763,901
CLOSED-END FUNDS - 0.6%
Calamos Convertible and High Income Fund			12,840	162,554
ING Asia Pacific High Dividend Equity Income Fund			7,813	128,211
				290,765

TOTAL MUTUAL FUNDS ( Cost - $19,343,743)				19,808,300

HEDGE FUND - 6.3%
Raven Rock Credit Fund, LP *(a)			3,000,000	3,126,003
TOTAL HEDGE FUND ( Cost - $3,000,000)

EXCHANGE TRADED FUNDS - 12.2%
CLOSED-END FUNDS - 0.3%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund			13,180	171,472

DEBT FUND - 0.6%
iShares iBoxx $ High Yield Corporate Bond Fund			2,079	192,037
SPDR Barclays Capital Emerging Markets Local Bond ETF			2,583	83,276
				275,313
EQUITY FUND - 11.3%
Financial Select Sector SPDR Fund ^			8,500	132,600
iShares Cohen & Steers Realty Majors Index Fund			1,650	128,452
iShares Dow Jones International Select Dividend Index Fund			2,495	78,892
iShares Dow Jones Select Dividend Index Fund			17,434	1,005,593
iShares FTSE NAREIT Mortgage Plus Capped Index Fund			8,164	122,705
JPMorgan Alerian MLP Index ETN			2,070	83,628
Powershares QQQ Trust Series 1			19,654	1,347,871
PowerShares S&P 500 BuyWrite Portfolio			7,335	152,715
SPDR S&P International Dividend ETF			4,309	194,896
Vanguard S&P 500 ETF			35,600	2,346,752
				5,594,104

TOTAL EXCHANGE TRADED FUNDS ( Cost - $5,486,268)				6,040,889
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
	Principal	Interest Rate	Maturity	Value
BONDS & NOTES - 1.2%
BANKS - 0.1%
Emigrant Bancorp, Inc. *	$ 65,000	6.250%	6/15/2014	$ 60,154

ENTERTAINMENT - 0.1%
Shingle Springs Tribal Gaming Authority	47,000	9.375%	6/15/2015	38,775

HOME EQUITY ABS - 0.1%
Countrywide Asset-Backed Certificates	38,132	5.810%	11/25/2036	27,407

INSURANCE - 0.1%
MBIA Insurance Corp.	37,000	14.000%	1/15/2033	18,870

LODGING - 0.1%
Caesars Entertainment Operating Co., Inc.	75,000	5.375%	12/15/2013	72,563

MUNICIPAL - 0.1%
Brazos River Authority	30,000	6.750%	4/1/2038	26,165

OIL & GAS - 0.3%
Endeavour International Corp.	90,000	12.000%	3/1/2018	99,000
EPL Oil & Gas, Inc.	72,000	8.250%	2/15/2018	73,080
				172,080
RETAIL - 0.2%
Bon-Ton Department Stores, Inc.	75,000	10.250%	3/15/2014	72,000
JC Penney Corp., Inc.	36,000	6.875%	10/15/2015	36,900
				108,900
TRANSPORTATION - 0.1%
DryShips, Inc.	68,000	5.000%	12/1/2014	56,185

TOTAL BONDS & NOTES ( Cost - $558,357)				581,099

PRIVATE NOTE - 4.4%
Aequitas Capital (a)	2,200,000	13.000%	12/21/2013	2,200,000
TOTAL PRIVATE NOTE ( Cost - $2,200,000)

OPTIONS PURCHASED - 0.1%
CALL OPTIONS PURCHASED - 0.1%			Contracts**
Chipotle Mexican Grill Inc.			2	1,680
Expiration November 2012, Exercise Price $340.00
Ford Motor Company			134	2,144
Expiration October 2012, Exercise Price $10.00
Goldman Sachs Group, Inc.			10	13,950
Expiration October 2012, Exercise Price $100.00
Hertz Global Holdings Inc.			84	1,260
Expiration October 2012, Exercise Price $15.00
Netflix Inc.			18	2,772
Expiration October 2012, Exercise Price $57.50
SPDR S&P 500 ETF Trust			87	174
Expiration September 2012, Exercise Price $148.00
SPDR S&P 500 ETF Trust			93	5,208
Expiration October 2012, Exercise Price $147.00
Teva Pharmaceutical Indus. Ltd.			31	775
Expiration October 2012, Exercise Price $42.50
Wells Fargo & Co. (New)			34	782
Expiration October 2012, Exercise Price $36.00
TOTAL CALL OPTIONS PURCHASED (Cost - $39,183)				28,745
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Contracts**	Value
PUT OPTIONS PURCHASED
LinkedIn Corporation
Expiration September 2012, Exercise Price $120.00			10	$ 50
TOTAL PUT OPTIONS PURCHASED (Cost - $816 )

TOTAL OPTIONS PURCHASED ( Cost - $39,999)				28,795

SHORT-TERM INVESTMENTS - 15.4%
MONEY MARKET FUND - 15.4%			Shares
Fidelity Institutional Money Market Funds - Money Market Portfolio, Class I - 0.17%+			7,612,728	7,612,728
TOTAL SHORT-TERM INVESTMENTS ( Cost - $7,612,728)

TOTAL INVESTMENTS - 99.9% ( Cost - $48,124,120) (b)				$49,513,202
SECURITIES SOLD SHORT (Proceeds - $6,669,146 ) - (13.8)%				(6,834,095)
OPTION CONTRACTS WRITTEN (Premiums Received - $26,552 )				(18,306)
OTHER ASSETS LESS LIABILITIES - 13.9%				6,886,728
NET ASSETS - 100.0%				$49,547,529

SECURITIES SOLD SHORT* - (13.8) %
COMMON STOCKS - (8.2)%
ADVERTISING - (0.1)%
Millennial Media, Inc.			(2,000)	(28,700)

AEROSPACE/DEFENSE - (0.3)%
Northrop Grumman Corp.			(1,318)	(87,555)
Raytheon Co.			(68)	(3,887)
Rockwell Collins, Inc.			(1,425)	(76,437)
				(167,879)
APPAREL - (0.1)%
Steven Madden Ltd.			(401)	(17,532)

AUTO PARTS & EQUIPMENT - (0.3)%
BorgWarner, Inc.			(1,675)	(115,759)
Titan International, Inc.			(962)	(16,989)
				(132,748)
BANKS - (0.1)%
Credit Suisse Group AG			(200)	(4,230)
Deutsche Bank AG			(130)	(5,154)
Royal Bank of Scotland Group PLC			(507)	(4,218)
UBS AG			(332)	(4,044)
				(17,646)
BUILDING MATERIALS - (0.1)%
Quanex Building Products Corp.			(1,595)	(30,050)
Simpson Manufacturing, Co. Inc.			(1,233)	(35,288)
				(65,338)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
CHEMICALS - (0.4)%
Dow Chemical Co.			(3,325)	$ (96,292)
PolyOne Corp.			(2,144)	(35,526)
Sherwin-Williams Co.			(314)	(46,758)
				(178,576)
COAL - (0.1)%
CONSOL Energy, Inc.			(371)	(11,149)

COMMERCIAL SERVICES - (0.3)%
Mastercard, Inc. - Cl. A			(94)	(42,439)
SAIC, Inc.			(4,517)	(54,385)
Weight Watchers International, Inc.			(681)	(35,957)
				(132,781)
COMPUTERS - (0.6)%
Accenture PLC - Cl. A			(972)	(68,069)
Hewlett-Packard Co.			(2,126)	(36,270)
iGATE Corp.			(3,412)	(61,996)
Infosys Ltd. - ADR			(593)	(28,784)
Jack Henry & Associates, Inc.			(1,215)	(46,049)
Western Digital Corp.			(1,437)	(55,655)
Wipro Ltd. - ADR			(2,709)	(24,246)
				(321,069)
DISTRIBUTION/WHOLESALE - (0.1)%
Watsco, Inc.			(563)	(42,670)

DIVERSIFIED FINANCIAL SERVICES - (0.1)%
Higher One Holdings, Inc.			(2,314)	(31,193)
Netspend Holdings, Inc.			(2,811)	(27,632)
				(58,825)
ELECTRICAL COMPONENTS & EQUIPMENT - (0.2) %
Belden, Inc.			(1,004)	(37,028)
Emerson Electric Co.			(1,100)	(53,097)
Littelfuse, Inc.			(422)	(23,860)
SunPower Corp. - Cl. A			(1,287)	(5,804)
				(119,789)
ELECTRONICS - (0.2)%
Brady Corp.			(147)	(4,304)
FARO Technologies, Inc.			(372)	(15,371)
Garmin Ltd.			(878)	(36,648)
Jabil Circuit, Inc.			(338)	(6,327)
Newport Corp.			(1,153)	(12,752)
Tech Data Corp.			(540)	(24,462)
Zagg, Inc.			(2,542)	(21,683)
				(121,547)
ENTERTAINMENT - (0.1)%
Cinemark Holdings, Inc.			(1,255)	(28,150)
Dolby Laboratories, Inc. - Cl. A			(1,256)	(41,134)
				(69,284)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
HAND/MACHINE TOOLS - (0.1)%
Snap-on, Inc.			(349)	$ (25,083)

INTERNET - (0.9)%
Amazon.com, Inc.			(194)	(49,338)
Angie's List, Inc.			(2,480)	(26,238)
Bazaarvoice, Inc.			(2,303)	(34,890)
DealerTrack Holdings, Inc.			(741)	(20,637)
Dice Holdings, Inc.			(3,562)	(29,992)
Facebook Inc., - Cl. A			(1,860)	(40,269)
HomeAway, Inc.			(1,493)	(35,011)
Netflix, Inc.			(1,800)	(97,992)
Rackspace Hosting, Inc.			(712)	(47,056)
Sapient Corp.			(3,543)	(37,768)
WebMD Health Corp. - Cl. A			(1,279)	(17,944)
				(437,135)
MACHINERY - CONSTRUCTION & MINING -(0.2)%
Caterpillar, Inc.			(1,375)	(118,305)

MEDIA - (0.1)%
FactSet Research Systems, Inc.			(285)	(27,480)
Thomson Reuters Corp.			(926)	(26,724)
				(54,204)
MISCELLANEOUS MANUFACTURING - (0.3) %
Eaton Corp.			(2,125)	(100,428)
Hillenbrand, Inc.			(1,120)	(20,373)
LSB Industries, Inc.			(337)	(14,784)
				(135,585)
OFFICE/BUSINESS EQUIPMENT - (0.1)%
Xerox Corp.			(4,429)	(32,509)

OIL & GAS - (1.3)%
Apache Corp.			(650)	(56,206)
Baker Hughes, Inc.			(2,000)	(90,460)
Carrizo Oil & Gas, Inc.			(1,600)	(40,016)
Chesapeake Energy Corp.			(3,900)	(73,593)
Chevron Corp.			(650)	(75,764)
Continental Resources, Inc.			(1,200)	(92,280)
Northern Oil and Gas, Inc.			(3,600)	(61,164)
Royal Dutch Shell PLC			(1,450)	(100,645)
Stone Energy Corp.			(1,700)	(42,704)
Valero Energy Corp.			(2,625)	(83,160)
				(715,992)
REITS - (0.1)%
DuPont Fabros Technology, Inc.			(1,854)	(46,814)

RETAIL - (0.5)%
Chipotle Mexican Grill Inc., - Cl. A			(260)	(82,560)
GameStop Corp. - Cl. A			(1,350)	(28,350)
McDonald's Corp.			(315)	(28,901)
Starbucks Corp.			(1,800)	(91,350)
				(231,161)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
SEMICONDUCTORS - (0.5)%
Advanced Micro Devices, Inc.			(5,820)	$ (19,613)
Aixtron SE NA			(1,921)	(25,420)
Applied Materials, Inc.			(3,986)	(44,504)
Freescale Semiconductor Ltd.			(1,943)	(18,478)
International Rectifier Corp.			(1,215)	(20,278)
Intersil Corp. - Cl. A			(3,665)	(32,069)
Linear Technology Corp.			(1,489)	(47,425)
MKS Instruments, Inc.			(779)	(19,857)
Texas Instruments, Inc.			(1,111)	(30,608)
				(258,252)
SOFTWARE - (0.6)%
Athenahealth, Inc.			(150)	(13,766)
Check Point Software Technologies Ltd.			(104)	(5,009)
Compuware Corp.			(5,226)	(51,790)
EPAM Systems, Inc.			(2,093)	(39,641)
Pegasystems, Inc.			(1,771)	(51,430)
Progress Software Corp.			(1,065)	(22,780)
QLIK Technologies, Inc.			(1,683)	(37,716)
SAP AG			(885)	(63,127)
Tangoe, Inc.			(992)	(13,025)
				(298,284)
TELECOMMUNICATIONS - (0.3)%
Ciena Corp.			(1,473)	(20,032)
Harris Corp.			(68)	(3,482)
IPG Photonics Corp.			(350)	(20,054)
Juniper Networks, Inc.			(3,133)	(53,605)
Nokia OYJ			(5,492)	(14,142)
Palo Alto Networks, Inc.			(310)	(19,087)
Telefonaktiebolaget LM Ericsson			(4,020)	(36,662)
				(167,064)
TRANSPORTATION - (0.1)%
JB Hunt Transport Services, Inc.			(573)	(29,819)
UTi Worldwide, Inc.			(1,399)	(18,845)
				(48,664)

TOTAL COMMON STOCKS - (Proceeds - $4,079,763 )				(4,054,585)

EXCHANGE TRADED FUNDS - (5.5)%
ASSET ALLOCATION FUNDS - (0.4)%
CurrencyShares Australian Dollar Trust			(747)	(77,688)
CurrencyShares Euro Trust			(864)	(110,324)
				(188,012)
COMMODITY FUND - (0.1)%
iShares Silver Trust			(364)	(12,187)

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
EQUITY FUNDS - (5.0)%
Energy Select Sector SPDR Fund			(491)	$ (36,079)
Market Vectors Junior Gold Miners ETF			(452)	(11,173)
Market Vectors Semiconductor ETF			(940)	(29,733)
Powershares QQQ Trust Series 1			(2,500)	(171,450)
SPDR S&P 500 ETF Trust			(14,383)	(2,070,145)
SPDR S&P Retail ETF			(202)	(12,669)
Technology Select Sector SPDR Fund			(6,804)	(209,767)
				(2,541,016)

TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,556,992)				(2,741,215)

BONDS SOLD SHORT - (0.1)%	Principal	Interest Rate	Maturity	Value
Sprint Capital Corp.	$ (37,000)	8.750%	3/15/2032	(38,295)
TOTAL BONDS SOLD SHORT - (Proceeds - $32,391)

TOTAL SECURITIES SOLD SHORT (Proceeds - $6,669,146 )				(6,834,095)

OPTION CONTRACTS WRITTEN
CALL OPTION CONTRACTS WRITTEN			Contracts ***
Chipotle Mexican Grill Inc.			(3)	(555)
Expiration December 2012, Exercise Price $380.00
LinkedIn Corporation			(10)	(50)
Expiration September 2012, Exercise Price $125.00
Paychex Incorporated			(10)	(150)
Expiration October 2012, Exercise Price $34.00
Yahoo Incorporated			(118)	(236)
Expiration October 2012, Exercise Price $20.00
TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $3,512)				(991)

PUT OPTION CONTRACTS WRITTEN
Fortinet Inc.			(31)	(930)
Expiration October 2012, Exercise Price $22.00
Hertz Global Holdings Inc.			(84)	(1,680)
Expiration October 2012, Exercise Price $13.00
Oracle Corporation			(37)	(1,850)
Expiration September 2012, Exercise Price $32.00
Oracle Corporation			(33)	(1,386)
Expiration October 2012, Exercise Price $31.00
Research In Motion Limited			(243)	(486)
Expiration October 2012, Exercise Price $5.00
SPDR S&P 500 ETF Trust			(93)	(4,836)
Expiration October 2012, Exercise Price $139.00
SPDR S&P 500 ETF Trust			(87)	(87)
Expiration September 2012, Exercise Price $130.00
Wells Fargo & Co. (New)			(50)	(2,950)
Expiration November 2012, Exercise Price $33.00
Yahoo Incorporated			(70)	(2,520)
Expiration October 2012, Exercise Price $16.00
Yahoo Incorporated			(118)	(590)
Expiration January 2013, Exercise Price $11.00
TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $23,040)				(17,315)

TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received - $26,552)				$ (18,306)

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on September 30, 2012.
^ All or part of the security was held as collateral for securities sold short as of September 30, 2012.
# Subject to call option written
ADR - American Depositary Receipt
ETN - Exchange Traded Notes
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 10.7%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

(b) At September 30, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for
which there was an excess of value over cost:			Unrealized Appreciation:	$ 1,906,768
Aggregate gross unrealized depreciation for all investments for
which there was an excess of cost over value:			Unrealized Depreciation:	(674,389)
			Net Unrealized Appreciation:	$ 1,232,379

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
			Shares	Value
COMMON STOCKS - 19.5%
AEROSPACE/DEFENSE - 0.4%
Exelis, Inc.			2,130	$ 22,024
L-3 Communications Holdings, Inc.			1,125	80,674
Triumph Group, Inc.			1,350	84,416
				187,114
AGRICULTURE - 0.1%
Philip Morris International, Inc. ^			565	50,816

APPAREL - 0.4%
Carter's, Inc. ^*			1,662	89,482
Coach, Inc.			1,230	68,905
Crocs, Inc. ^*			594	9,629
Oxford Industries, Inc. ^			217	12,250
				180,266
AUTO MANUFACTURERS - 0.7%
Ford Motor Co. ^			6,975	68,774
General Motors Co. ^*			6,400	145,600
Oshkosh Corp. ^*			2,000	54,860
Wabash National Corp. ^*			5,927	42,260
				311,494
AUTO PARTS & EQUIPMENT - 0.1%
American Axle & Manufacturing Holdings, Inc. ^*			3,875	43,671
Cooper-Standard Holding, Inc. ^*			193	7,238
				50,909
BANKS - 1.5%
Capital One Financial Corp. ^			3,100	176,731
Citigroup, Inc. ^			5,900	193,048
JPMorgan Chase & Co. ^			4,000	161,920
Morgan Stanley ^			8,000	133,920
Regions Financial Corp.			5,690	41,025
				706,644
BEVERAGES - 0.3%
Beam, Inc. ^			465	26,756
Embotelladora Andina SA			2,010	69,003
PepsiCo, Inc. ^			297	21,019
				116,778
BIOTECHNOLOGY - 0.3%
Amarin Corp. PLC - ADR ^*			2,337	29,388
Gilead Sciences, Inc. *			800	53,064
Life Technologies Corp. *			1,370	66,966
				149,418
BUILDING MATERIALS - 0.4%
Apogee Enterprises, Inc. ^			792	15,539
Lennox International, Inc. ^			527	25,486
Martin Marietta Materials, Inc. ^			975	80,798
Simpson Manufacturing Co., Inc.			2,300	65,826
				187,649
CHEMICALS - 0.4%
Air Products & Chemicals, Inc.			740	61,198
Huntsman Corp. ^			2,850	42,551
RPM International, Inc.			2,470	70,494
				174,243
COAL - 0.1%
SunCoke Energy, Inc. ^*			1,203	19,392
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
COMMERCIAL SERVICES - 0.6%
Grand Canyon Education, Inc. ^*			1,164	$ 27,389
Iron Mountain, Inc. ^			1,204	41,068
K12, Inc. ^*			1,640	33,128
Monster Worldwide, Inc. ^*			2,192	16,067
Quanta Services, Inc. ^*			3,469	85,684
United Rentals, Inc. ^*			305	9,977
Western Union Co.			3,550	64,681
				277,994
COMPUTERS - 0.6%
EMC Corp ^*			4,800	130,896
Mentor Graphics Corp. ^*			1,435	22,214
NetApp, Inc. ^*			3,400	111,792
				264,902
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Ellie Mae, Inc. ^*			1,729	47,081

ELECTRIC - 0.1%
GDF Suez			2,500	56,000

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Hubbell, Inc.			760	61,362

ELECTRONICS - 0.6%
Analogic Corp. ^			686	53,625
FEI Co. ^			214	11,449
OSI Systems, Inc. ^*			856	66,631
Rofin-Sinar Technologies, Inc. ^*			403	7,951
TE Connectivity Ltd.			1,460	49,655
Thermo Fisher Scientific, Inc.			1,080	63,536
				252,847
ENGINEERING & CONSTRUCTION - 0.1%
Tutor Perini Corp. ^*			286	3,272

ENTERTAINMENT - 0.1%
Regal Entertainment Group - Cl. A ^			1,394	19,614

ENVIRONMENTAL CONTROL - 0.4%
Clean Harbors, Inc. ^*			1,213	59,255
Tetra Tech, Inc. ^*			3,996	104,935
				164,190
HEALTHCARE-PRODUCTS - 0.4%
Abaxis, Inc. ^*			1,432	51,437
Conceptus, Inc. ^*			2,496	50,694
Guided Therapeutics, Inc. ^*			13,030	9,121
Patterson Cos, Inc.			1,950	66,768
				178,020
HEALTHCARE-SERVICES - 0.1%
Air Methods Corp. ^*			71	8,475

HOME BUILDERS - 0.2%
Brookfield Residential Properties, Inc. *			5,480	76,610

INSURANCE - 0.5%
Alleghany Corp. *			70	24,146
American International Group, Inc. ^*			2,798	91,746
Arthur J Gallagher & Co.			1,070	38,327
Assured Guaranty Ltd. ^			2,851	38,831
				193,050
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
INTERNET - 1.2%
Blucora, Inc. ^*			1,418	$ 25,255
LinkedIn Corp. - Cl. A ^*#			1,300	156,520
Liquidity Services, Inc. ^*			654	32,837
Move, Inc. ^*			7,000	60,340
SINA Corp.^*			2,200	142,296
Yahoo!, Inc. ^*#			1,379	22,030
Yandex NV - Cl. A ^*			2,600	62,686
				501,964
LODGING - 0.5%
Home Inns & Hotels Management, Inc. - ADR ^*			5,200	128,960
Las Vegas Sands Corp. ^			1,800	83,466
				212,426
MACHINERY-DIVERSIFIED - 0.2%
Xylem, Inc.			2,590	65,139

MEDIA - 0.1%
News Corp. ^			460	11,284

MINING - 0.4%
Compass Minerals International, Inc.			870	64,893
Freeport-McMoRan Copper & Gold, Inc.			1,600	63,328
MAG Silver Corp. ^*			3,845	46,832
				175,053
MISCELLANEOUS MANUFACTURING - 1.2%
Actuant Corp.			2,190	62,678
Danaher Corp. ^			1,625	89,619
Dover Corp. ^			575	34,207
General Electric Co. ^			5,900	133,989
Ingersoll-Rand PLC ^			587	26,309
ITT Corp.			1,640	33,046
Pall Corp.			1,090	69,204
Pentair Ltd.			1,580	70,326
SPX Corp.			800	52,328
				571,706
MULTI-NATIONAL - 0.1%
Banco Latinoamericano de Comercio Exterior SA			1,760	38,878

OFFICE FURNISHINGS - 0.1%
Steelcase, Inc. ^			1,086	10,697

OIL & GAS - 2.5%
Approach Resources, Inc. ^*			4,459	134,350
BP PLC - ADR ^			746	31,601
Comstock Resources, Inc. ^*			2,600	47,788
Devon Energy Corp. ^			1,350	81,675
Energy XXI Bermuda Ltd. ^			643	22,473
EPL Oil & Gas, Inc. *			1,898	38,510
Exxon Mobil Corp. ^			2,080	190,216
HollyFrontier Corp. ^			2,175	89,762
Marathon Oil Corp. ^			1,850	54,705
PDC Energy, Inc. ^*			1,725	54,562
Pioneer Natural Resources Co. ^			525	54,810
Rex Energy Corp. ^*			4,400	58,740
Suncor Energy, Inc. ^			1,625	53,381
Whiting Petroleum Corp. *			1,620	76,756
WPX Energy, Inc. *			4,060	67,355
				1,056,684
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
OIL & GAS SERVICES - 0.2%
Geospace Technologies Corp. ^*			491	$ 60,103
Weatherford International Ltd^*			6,300	79,884
				139,987
PACKAGING & CONTAINERS - 0.1%
Sealed Air Corp. ^			2,600	40,196

PHARMACEUTICALS - 0.3%
Pfizer, Inc. ^			1,357	33,721
Teva Pharmaceutical Industries Ltd. ^			2,300	95,243
				128,964
REAL ESTATE - 0.5%
Alexander & Baldwin, Inc. *			1,330	39,275
Brookfield Office Properties, Inc.			3,540	58,622
Cheung Kong Holdings Ltd.			3,920	56,762
Evoq Properties, Inc. ^*			2,712	8,136
Howard Hughes Corp*			980	69,629
				232,424
REITS - 0.6%
Chesapeake Lodging Trust ^			760	15,101
Host Hotels & Resorts, Inc. ^			4,719	75,740
NorthStar Realty Finance Corp. ^			2,899	18,438
Plum Creek Timber Co., Inc.			1,530	67,075
Senior Housing Properties Trust			2,840	61,855
				238,209
RETAIL - 0.3%
Barnes & Noble, Inc. ^*			1,209	15,451
Stage Stores, Inc. ^			2,226	46,880
Urban Outfitters, Inc. *			1,410	52,960
				115,291
SEMICONDUCTORS - 1.1%
Cabot Microelectronics Corp. ^			1,698	59,668
Emulex Corp. ^*			5,790	41,746
NVIDIA Corp. ^*			2,027	27,040
QUALCOMM Inc. ^			2,300	143,727
Silicon Motion Technology Corp. - ADR ^*			4,799	70,929
Skyworks Solutions, Inc. ^*			2,752	64,851
Ultratech, Inc. ^*			2,394	75,124
				483,085
SOFTWARE - 0.7%
CDC Corp. ^*			4,347	22,039
CommVault Systems, Inc. ^*			812	47,664
Electronic Arts, Inc. ^*			9,400	119,286
Glu Mobile, Inc. ^*			11,444	52,986
Microsoft Corp. ^			1,032	30,733
Trident Microsystems, Inc. ^*			42,932	16,958
				289,666
TELECOMMUNICATIONS - 0.6%
Acme Packet, Inc. ^*			700	11,970
Aruba Networks, Inc. ^*			1,600	35,975
Cincinnati Bell, Inc. ^*			1,477	8,418
Cisco Systems, Inc. ^			6,800	129,811
KongZhong Corp. - ADR ^*			6,500	43,680
RF Micro Devices, Inc. ^*			7,517	29,692
				259,546
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
TOYS/GAMES/HOBBIES - 0.1%
JAKKS Pacific, Inc. ^			1,164	$ 16,959

TRANSPORTATION - 0.1%
Matson, Inc.			1,330	27,810

TOTAL COMMON STOCKS ( Cost - $8,067,711)				8,354,108

MUTUAL FUNDS - 33.2%
ASSET ALLOCATION FUND - 21.2%
Altegris Macro Strategy Fund - Class I *			120,288	1,151,154
Altegris Managed Futures Strategy Fund - Class I*			162,086	1,568,992
Direxion Indexed Managed Futures Strategy Fund - Institutional Class *			7,700	302,064
Forum Funds - Absolute Strategies Fund - Institutional Class			132,523	1,490,887
Grant Park Managed Futures Strategy Fund - Class I			98,273	953,245
Hatteras Alpha Hedged Strategies Fund - Institutional Class			135,410	1,443,474
IQ Alpha Hedge Strategy Fund - Institutional Class			101,725	1,068,110
Ivy Asset Strategy Fund - Cl. Y			42,662	1,084,030
				9,061,956
EQUITY FUND - 12.0%
CGM Focus Fund			16,825	457,968
Convergence Core Plus Fund - Institutional Class			58,770	822,199
Fairholme Fund			12,839	385,562
Matthews Asia Growth Fund - Investor Class			47,624	837,702
Oppenheimer Developing Markets Fund - Class Y			39,530	1,327,801
Robeco Boston Partners Long/Short Research Fund - Institutional Class			109,547	1,314,568
				5,145,800

TOTAL MUTUAL FUNDS ( Cost - $13,527,112)				14,207,756

EXCHANGE TRADED FUNDS - 21.6%
EQUITY FUND - 21.6%
Financial Select Sector SPDR Fund ^			10,300	160,680
iShares Dow Jones Select Dividend Index Fund			29,290	1,689,447
iShares Russell 2000 Index Fund			15,800	1,318,668
iShares Russell Midcap Index Fund			11,796	1,306,643
Powershares QQQ Trust Series 1			23,611	1,619,242
Vanguard MSCI Emerging Markets ETF			26,852	1,121,071
Vanguard S&P 500 ETF			30,875	2,035,280
TOTAL EXCHANGE TRADED FUNDS ( Cost - $8,353,594)				9,251,031

HEDGE FUND - 5.4%
Raven Rock Credit Fund, LP *(a)			2,234,292	2,328,135
TOTAL HEDGE FUND ( Cost - $2,250,000)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
	Principal	Interest Rate	Maturity	Value
BONDS & NOTES - 4.2%
BANKS - 3.1%
Emigrant Bancorp, Inc. *	$ 43,000	6.250%	6/15/2014	$ 39,793
JPMorgan Chase & Co.	1,330,000	0.00%	5/31/2013	1,411,130
				1,450,923
ENTERTAINMENT - 0.1%
Shingle Springs Tribal Gaming Authority	31,000	9.375%	6/15/2015	25,575

HOME EQUITY ABS - 0.1%
Countrywide Asset-Backed Certificates	25,421	5.810%	11/25/2036	18,272

INSURANCE - 0.1%
MBIA Insurance Corp.	25,000	14.000%	1/15/2033	12,750

LODGING - 0.1%
Caesars Entertainment Operating Co., Inc.	50,000	5.375%	12/15/2013	48,375

MUNICIPAL - 0.1%
Brazos River Authority	20,000	6.750%	4/1/2038	17,444

OIL & GAS - 0.3%
Endeavour International Corp.	60,000	12.000%	3/1/2018	66,000
EPL Oil & Gas, Inc.	48,000	8.250%	2/15/2018	48,720
				114,720
RETAIL - 0.2%
Bon-Ton Department Stores, Inc.	49,000	10.250%	3/15/2014	47,040
JC Penney Corp., Inc.	24,000	6.828%	10/15/2015	24,600
				71,640
TRANSPORTATION - 0.1%
DryShips, Inc.	46,000	5.000%	12/1/2014	38,008

TOTAL BONDS & NOTES ( Cost - $1,701,502)				1,797,707

OPTIONS PURCHASED - 0.1%
CALL OPTIONS PURCHASED - 0.1%			Contracts**
Chipotle Mexican Grill, Inc.			3	2,520
Expiration November 2012, Exercise Price $340.00
Ford Motor Company			164	2,624
Expiration October 2012, Exercise Price $10.00
Goldman Sachs Group, Inc.			12	16,740
Expiration October 2012, Exercise Price $100.00
Hertz Global Holdings, Inc.			102	1,530
Expiration October 2012, Exercise Price $15.00
Netflix, Inc.			22	3,388
Expiration October 2012, Exercise Price $57.50
SPDR S&P 500 ETF Trust			105	210
Expiration September 2012, Exercise Price $148.00
SPDR S&P 500 ETF Trust			114	6,384
Expiration October 2012, Exercise Price $147.00
Teva Pharmaceutical Indus. Ltd.			38	950
Expiration October 2012, Exercise Price $142.50
Wells Fargo & Co. (New)			41	943
Expiration October 2012, Exercise Price $36.00
TOTAL CALL OPTIONS PURCHASED (Cost - $48,606)				35,289
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Contracts**	Value
PUT OPTIONS PURCHASED
LinkedIn Corporation
Expiration September 2012, Exercise Price $120.00			13	$ 65
TOTAL PUT OPTIONS PURCHASED (Cost - $1,056 )

TOTAL OPTIONS PURCHASED ( Cost - $49,662)				35,354

SHORT-TERM INVESTMENTS - 16.0%			Shares
MONEY MARKET FUND - 16.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Class I +			6,847,225	6,847,225
TOTAL SHORT-TERM INVESTMENTS ( Cost - $6,847,225)

TOTAL INVESTMENTS - 100.0% ( Cost - $40,796,806) (b)				$42,821,316
SECURITIES SOLD SHORT (Proceeds - $5,387,370) - (13.1)%				(5,608,615)
OPTION CONTRACTS WRITTEN (Premiums Received - $29,854) - (0.1)%				(21,779)
OTHER ASSETS LESS LIABILITIES -13.2%				5,641,772
NET ASSETS - 100.0%				$42,832,694

SECURITIES SOLD SHORT* - (13.1) %
COMMON STOCKS - (6.4)%
AEROSPACE/DEFENSE - (0.4)%
Northrop Grumman Corp.			(1,301)	(86,425)
Raytheon Co.			(101)	(5,773)
Rockwell Collins, Inc.			(1,125)	(60,345)
				(152,543)
APPAREL - (0.1)%
Steven Madden Ltd.			(598)	(26,145)

AUTO PARTS & EQUIPMENT - (0.3)%
BorgWarner, Inc.			(1,500)	(103,665)
Titan International, Inc.			(1,435)	(25,342)
				(129,007)
BANKS - (0.1)%
Credit Suisse Group AG			(133)	(2,813)
Deutsche Bank AG			(87)	(3,450)
Royal Bank of Scotland Group PLC			(338)	(2,812)
UBS AG			(222)	(2,704)
				(11,779)
BUILDING MATERIALS - (0.2)%
Quanex Building Products Corp.			(2,382)	(44,877)
Simpson Manufacturing Co., Inc.			(1,843)	(52,747)
				(97,624)
CHEMICALS - (0.5)%
Dow Chemical Co.			(3,100)	(89,776)
PolyOne Corp.			(3,204)	(53,090)
Sherwin-Williams Co.			(469)	(69,839)
				(212,705)
COAL - (0.1)%
CONSOL Energy, Inc.			(554)	(16,648)

COMMERCIAL SERVICES - (0.1)%
Weight Watchers International, Inc.			(1,016)	(53,645)

DISTRIBUTION/WHOLESALE - (0.1)%
Watsco, Inc.			(843)	(63,891)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT - (0.3) %
Belden, Inc.			(1,500)	$ (55,320)
Emerson Electric Co.			(1,075)	(51,890)
Littelfuse, Inc.			(630)	(35,620)
				(142,830)
ELECTRONICS - (0.3)%
Brady Corp.			(220)	(6,442)
FARO Technologies, Inc.			(556)	(22,974)
Garmin Ltd.			(1,313)	(54,805)
Jabil Circuit, Inc.			(504)	(9,435)
Newport Corp.			(1,724)	(19,067)
				(112,723)
ENTERTAINMENT - (0.2)%
Cinemark Holdings, Inc.			(1,873)	(42,011)
Dolby Laboratories, Inc. - Cl. A			(1,876)	(61,439)
				(103,450)
HAND/MACHINE TOOLS - (0.1)%
Snap-on, Inc.			(520)	(37,372)

INTERNET - (0.4)%
DealerTrack Holdings, Inc.			(1,108)	(30,858)
Netflix, Inc.			(2,200)	(119,768)
				(150,626)
MACHINERY - CONSTRUCTION & MINING -(0.3)%
Caterpillar, Inc.			(1,375)	(118,305)

MISCELLANEOUS MANUFACTURING - (0.3) %
Eaton Corp.			(2,000)	(94,520)
Hillenbrand, Inc.			(1,676)	(30,486)
LSB Industries, Inc.			(503)	(22,067)
				(147,073)
OIL & GAS - (1.4)%
Apache Corp.			(625)	(54,044)
Baker Hughes, Inc.			(1,600)	(72,368)
Carrizo Oil & Gas, Inc.			(1,275)	(31,888)
Chesapeake Energy Corp.			(4,700)	(88,689)
Chevron Corp.			(600)	(69,936)
Continental Resources, Inc.			(975)	(74,978)
Northern Oil and Gas, Inc.			(2,825)	(47,997)
Royal Dutch Shell PLC			(1,325)	(91,968)
Stone Energy Corp.			(1,350)	(33,912)
Valero Energy Corp.			(2,500)	(79,200)
				(644,980)
REITS - (0.2)%
DuPont Fabros Technology, Inc.			(2,770)	(69,942)

RETAIL - (0.5)%
Chipotle Mexican Grill, Inc. - Cl. A			(310)	(98,436)
McDonald's Corp.			(473)	(43,398)
Starbucks Corp.			(2,200)	(111,650)
				(253,484)
SEMICONDUCTORS - (0.1)%
International Rectifier Corp.			(1,819)	(30,359)
MKS Instruments, Inc.			(1,164)	(29,670)
				(60,029)
SOFTWARE - (0.1)%
Check Point Software Technologies Ltd.			(155)	(7,465)
Progress Software Corp.			(1,590)	(34,010)
				(41,475)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Shares	Value
TELECOMMUNICATIONS - (0.1)%
Harris Corp.			(101)	$ (5,173)
IPG Photonics Corp.			(522)	(29,911)
				(35,084)
TRANSPORTATION - (0.2)%
JB Hunt Transport Services, Inc.			(857)	(44,598)
UTi Worldwide, Inc.			(2,091)	(28,166)
				(72,764)

TOTAL COMMON STOCKS - (Proceeds - $2,750,406 )				(2,754,124)

EXCHANGE TRADED FUNDS - (6.6)%
ASSET ALLOCATION FUNDS - (0.3)%
CurrencyShares Australian Dollar Trust			(498)	(51,792)
CurrencyShares Euro Trust			(576)	(73,549)
				(125,341)
COMMODITY FUND - (0.1)%
iShares Silver Trust			(242)	(8,102)

EQUITY FUNDS - (6.2)%
Energy Select Sector SPDR Fund			(327)	(24,028)
Market Vectors Junior Gold Miners ETF			(300)	(7,416)
Market Vectors Semiconductor ETF			(1,406)	(44,472)
Powershares QQQ Trust Series 1			(3,100)	(212,598)
SPDR S&P 500 ETF Trust			(16,589)	(2,387,655)
SPDR S&P Retail ETF			(303)	(19,004)
				(2,695,173)

TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,615,083)				(2,828,616)

BONDS SOLD SHORT - (0.1)%	Principal	Interest Rate	Maturity	Value
Sprint Capital Corp.	$ (25,000)	8.750%	3/15/2032	(25,875)
TOTAL BONDS SOLD SHORT - (Proceeds - $21,881)

TOTAL SECURITIES SOLD SHORT (Proceeds - $5,387,370 )				(5,608,615)

OPTION CONTRACTS WRITTEN - (0.1)%
CALL OPTION CONTRACTS WRITTEN -			Contracts ***
Chipotle Mexican Grill, Inc.			(3)	(555)
Expiration December 2012, Exercise Price $380.00
LinkedIn Corporation			(13)	(65)
Expiration September 2012, Exercise Price $125.00
Paychex Incorporated			(12)	(180)
Expiration October 2012, Exercise Price $34.00
Yahoo Incorporated			(92)	(184)
Expiration October 2012, Exercise Price $20.00
TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $3,520)				(984)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
			Contracts ***	Value
PUT OPTION CONTRACTS WRITTEN
Fortinet, Inc.			(38)	$ (1,140)
Expiration October 2012, Exercise Price $22.00
Hertz Global Holdings, Inc.			(102)	(2,040)
Expiration October 2012, Exercise Price $13.00
Oracle Corporation			(45)	(2,250)
Expiration September 2012, Exercise Price $32.00
Oracle Corporation			(40)	(1,680)
Expiration October 2012, Exercise Price $31.00
Research In Motion Limited			(296)	(592)
Expiration October 2012, Exercise Price $5.00
SPDR S&P 500 ETF Trust			(114)	(5,928)
Expiration October 2012, Exercise Price $139.00
SPDR S&P 500 ETF Trust			(105)	(105)
Expiration September 2012, Exercise Price $130.00
Wells Fargo & Co. (New)			(60)	(3,540)
Expiration November 2012, Exercise Price $33.00
Yahoo Incorporated			(92)	(460)
Expiration January 2013, Exercise Price $11.00
Yahoo Incorporated			(85)	(3,060)
Expiration October 2012, Exercise Price $16.00
TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $26,334)				(20,795)

TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received - $29,854)				(21,779)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on September 30, 2012.
^ All or part of the security was held as collateral for securities sold short as of September 30, 2012.
# Subject to call option written
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 5.4%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(b) At September 30, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for
which there was an excess of value over cost:			Unrealized Appreciation:	$ 2,457,729
Aggregate gross unrealized depreciation for all investments for
which there was an excess of cost over value:			Unrealized Depreciation:	(646,389)
			Net Unrealized Appreciation:	$ 1,811,340

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012  for the Funds' assets and liabilities measured at fair value:

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

SCA Absolute Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,115,388	-	$ -	$ 10,115,388
Mutual Funds	19,808,300	-	-	19,808,300
Hedge Fund	-	-	3,126,003	3,126,003
Exchanged Traded Funds	6,040,889	-	-	6,040,889
Bonds & Notes	-	581,099	-	581,099
Private Note	-	-	2,200,000	2,200,000
Options Purchased	28,795	-	-	28,795
Money Market Fund	7,612,728	-	-	7,612,728
Total	$ 43,606,100	$ 581,099	$ 5,326,003	$ 49,513,202

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$ 4,054,585	$ -	$ -	$ 4,054,585
Exchanged Traded Funds	2,741,215	-	-	2,741,215
Bonds Sold Short	-	38,295	-	38,295
Options Written	18,306	-	-	18,306
Total	$ 6,814,106	$ 38,295	$ -	$ 6,852,401

SCA Directional Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,354,108	-	$ -	$ 8,354,108
Mutual Funds	14,207,756	-	-	14,207,756
Hedge Fund	-	-	2,328,135	2,328,135
Exchanged Traded Funds	9,251,031	-	-	9,251,031
Bonds & Notes	-	1,797,707	-	1,797,707
Options Purchased	35,354	-	-	35,354
Money Market Fund	6,847,225	-	-	6,847,225
Total	$ 38,695,474	$ 1,797,707	$ 2,328,135	$ 42,821,316

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$ 2,754,124	-	-	$ 2,754,124
Exchanged Traded Funds	2,828,616	-	-	2,828,616
Bonds Sold Short	-	$ 25,875	$ -	25,875
Options Written	21,779	-	-	21,779
Total	$ 5,604,519	$ 25,875	$ -	$ 5,630,394

There were no transfers into or out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

SCA Absolute Return Fund
	Private Note	Hedge Fund	Total
Beginning balance	$ 2,200,000	$ 3,025,232	$ 5,225,232
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)*	-	100,771	100,771
Return of capital	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 2,200,000	$ 3,126,003	$ 5,326,003

SCA Directional Fund
Hedge Fund
Beginning balance	$ 1,512,616
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)*	65,519
Return of capital	-
Cost of purchases	750,000
Proceeds from sales	-
Accrued interest	-
Net transfers in/out of Level 3	-
Ending balance	$ 2,328,135

*includes change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2012 of $75,539 and $52,903 for the SCA Absolute Return Fund and SCA Directional Fund, respectively.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

As of September 30, 2012 the amount of depreciation on option contracts in the SCA Absolute Return Fund subject to equity contracts risk exposure amounted to $2,958. The amount of depreciation on option contracts in the SCA Directional Fund subject to equity contracts risk exposure amounted to $6,233.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/29/12